Compensation and benefits - Summary of subscription rights to shares held by key management under the subscription rights incentive plans (Detail) - kr / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Number outstanding	12,870,900	8,452,800	8,452,800
August 10, 2016 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 11, 2021
Exercise Price (NOK per share)	kr 7.79
Number outstanding			775,000
November 9, 2016 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 11, 2021
Exercise Price (NOK per share)	kr 6.59
Number outstanding			1,400,000
February 24, 2017 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 11, 2021
Exercise Price (NOK per share)	kr 6.59
Number outstanding			750,000
August 9, 2017 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 12, 2022
Exercise Price (NOK per share)	kr 7.76
Number outstanding			515,000
February 21, 2018 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 12, 2022
Exercise Price (NOK per share)	kr 4.67
Number outstanding			4,500,000
May 9, 2018 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 09, 2023
Exercise Price (NOK per share)	kr 4.28
Number outstanding			2,250,000
August 14, 2019 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 09, 2024
Exercise Price (NOK per share)	kr 1.65
Number outstanding	327,800	2,327,800	3,774,000
February 26, 2020 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 09, 2024
Exercise Price (NOK per share)	kr 1.11
Number outstanding	5,000,000	5,000,000
June 17, 2020 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 15, 2025
Exercise Price (NOK per share)	kr 1.71
Number outstanding	1,125,000	1,125,000
April 20, 2021 [Member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 15, 2025
Exercise Price (NOK per share)	kr 2.71
Number outstanding	2,750,000
June 3, 2021 [Member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 12, 2026
Exercise Price (NOK per share)	kr 2.38
Number outstanding	2,000,000
August 11, 2021 [Member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 12, 2026
Exercise Price (NOK per share)	kr 2.40
Number outstanding	1,668,100